Supplemental Condensed Combining Information	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Supplemental Condensed Combining Information

17. Supplemental Condensed Combining Information

FMC Finance III, a former wholly-owned subsidiary of the Company, issued 6⅞% Senior Notes due 2017 in July 2007. On June 20, 2011, Fresenius Medical Care US Finance, Inc. (“US Finance”) acquired substantially all of the assets of FMC Finance III and assumed its obligations, including the 6⅞% Senior Notes and the related indenture. The 6⅞% senior notes are fully and unconditionally guaranteed, jointly and severally on a senior basis, by the Company and by D-GmbH and FMCH (“the Guarantor Subsidiaries”). The 6⅞% Senior Notes and related guarantees were issued in an exchange offer registered under the Securities Act of 1933. The financial statements in this report present the financial condition, results of operations and cash flows of the Company, on a consolidated basis at March 31, 2013 and December 31, 2012 and for the three-months periods ended March 31, 2013 and 2012. The following combining financial information for the Company is at March 31, 2013 and December 31, 2012 and for the three-months periods ended March 31, 2013 and 2012, segregated between FMC US Finance as issuer, the Company, the Guarantor Subsidiaries, and the Company's other businesses (the “Non-Guarantor Subsidiaries”). For purposes of the condensed combining information, the Company and the Guarantor Subsidiaries carry their investments under the equity method. Other (income) expense includes income (loss) related to investments in consolidated subsidiaries recorded under the equity method for purposes of the condensed combining information. In addition, other (income) expense includes income and losses from profit and loss transfer agreements as well as dividends received.

	For the three months ended March 31, 2013
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$495,497	$-	$3,758,626	$(790,202)	$3,463,921
Cost of revenue	-	-	335,779	-	2,796,879	(778,255)	2,354,403
Gross profit	-	-	159,718	-	961,747	(11,947)	1,109,518
Operating expenses (income):
Selling, general and administrative (1)	-	6,423	49,086	(7,180)	511,647	25,857	585,833
Research and development	-	-	17,969	-	12,572	(169)	30,372
Operating (loss) income	-	(6,423)	92,663	7,180	437,528	(37,635)	493,313
Other (income) expense:
Interest, net	(1,697)	46,193	2,251	40,298	17,184	-	104,229
Other, net	-	(263,397)	96,047	(181,689)	-	349,039	-
Income (loss) before income taxes	1,697	210,781	(5,635)	148,571	420,344	(386,674)	389,084
Income tax expense (benefit)	616	(14,718)	6,076	(13,065)	116,077	34,015	129,001
Net Income (loss)	1,081	225,499	(11,711)	161,636	304,267	(420,689)	260,083
Net Income attributable to noncontrolling interests	-	-	-	-	-	34,584	34,584
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$1,081	$225,499	$(11,711)	$161,636	$304,267	$(455,273)	$225,499

(1) Selling, general and administrative is presented net of Gain on Sale of dialysis clinics and net of income from equity method investees.

	For the three months ended March 31, 2013
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH

Net Income	$1,081	$225,499	$(11,711)	$161,636	$304,267	$(420,689)	$260,083
Gain (loss) related to cash flow hedges	-	12,864	-	-	3,033	-	15,897
Actuarial gain (loss) on defined benefit pension plans	-	32	637	5,668	55	-	6,392
Gain (loss) related to foreign currency translation	-	67,232	(22,010)	-	(115,706)	2,296	(68,188)
Income tax (expense) benefit related to components of other comprehensive income	-	(3,707)	(186)	(2,236)	(553)	-	(6,682)
Other comprehensive income (loss), net of tax	-	76,421	(21,559)	3,432	(113,171)	2,296	(52,581)
Total comprehensive income	$1,081	$301,920	$(33,270)	$165,068	$191,096	$(418,393)	$207,502
Comprehensive income attributable to noncontrolling interests	-	-	-	-	-	32,602	32,602
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	$1,081	$301,920	$(33,270)	$165,068	$191,096	$(450,995)	$174,900

	At March 31, 2013
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$0	$611	$57	$-	$533,251	$922	$534,841
Trade accounts receivable, less allowance for doubtful accounts	-	-	180,945	-	2,836,244	69	3,017,258
Accounts receivable from related parties	1,251,999	2,283,328	1,532,617	1,661,816	3,811,898	(10,384,669)	156,989
Inventories	-	-	275,156	-	934,432	(133,022)	1,076,566
Prepaid expenses and other current assets	-	87,752	36,467	117	790,996	212	915,544
Deferred taxes	-	-	-	-	295,600	1,083	296,683
Total current assets	1,251,999	2,371,691	2,025,242	1,661,933	9,202,421	(10,515,405)	5,997,881

Property, plant and equipment, net	-	547	201,073	-	2,827,545	(118,126)	2,911,039
Intangible assets	-	784	66,860	-	622,755	(51)	690,348
Goodwill	-	-	53,231	-	11,386,754	-	11,439,985
Deferred taxes	-	61,770	9,380	-	125,182	(61,964)	134,368
Other assets and notes receivables (1)	-	11,942,446	28,519	11,853,232	(4,651,982)	(18,206,173)	966,042
Total assets	$1,251,999	$14,377,238	$2,384,305	$13,515,165	$19,512,675	$(28,901,719)	$22,139,663

Current liabilities:
Accounts payable	$-	$3,186	$29,491	$-	$451,102	$-	$483,779
Accounts payable to related parties	-	1,524,365	626,906	1,567,623	6,870,126	(10,447,521)	141,499
Accrued expenses and other current liabilities	11,833	20,263	122,915	2,236	1,581,726	9,947	1,748,920
Short-term borrowings	-	37	-	-	119,948	-	119,985
Short-term borrowings from related parties	-	-	-	-	7,211	-	7,211
Current portion of long-term debt and capital lease obligations	-	383,856	-	150,000	29,368	-	563,224
Income tax payable	-	99,739	-	-	90,563	13,882	204,184
Deferred taxes	-	1,883	10,135	-	62,910	(41,429)	33,499
Total current liabilities	11,833	2,033,329	789,447	1,719,859	9,212,954	(10,465,121)	3,302,301

Long term debt and capital lease obligations, less current portion	1,171,164	96,827	-	2,481,038	6,716,236	(3,160,955)	7,304,310
Long term borrowings from related parties	-	3,118,158	642,517	1,972,428	63,997	(5,740,797)	56,303
Other liabilities	-	6,195	13,218	110,318	164,694	32,360	326,785
Pension liabilities	-	8,396	200,234	-	213,287	-	421,917
Income tax payable	2,729	26,406	-	-	43,548	126,822	199,505
Deferred taxes	-	-	-	-	657,626	(24,551)	633,075
Total liabilities	1,185,726	5,289,311	1,645,416	6,283,643	17,072,342	(19,232,242)	12,244,196

Noncontrolling interests subject to put provisions	-	-	-	-	551,402	-	551,402
Total FMC-AG & Co. KGaA shareholders' equity	66,273	9,087,927	738,889	7,231,522	1,632,793	(9,669,477)	9,087,927
Noncontrolling interests not subject to put provisions	-	-	-	-	256,138	-	256,138
Total equity	66,273	9,087,927	738,889	7,231,522	1,888,931	(9,669,477)	9,344,065
Total liabilities and equity	$1,251,999	$14,377,238	$2,384,305	$13,515,165	$19,512,675	$(28,901,719)	$22,139,663

(1) Other Assets and notes receivables are presented net of investment in equity method investees.

	For the three months ended March 31, 2013
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
Operating Activities:
Net income (loss)	$1,081	$225,499	$(11,711)	$161,636	$304,267	$(420,689)	$260,083
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(117,240)	-	(181,689)	-	298,929	-
Depreciation and amortization	-	169	12,184	-	151,774	(7,774)	156,353
Change in deferred taxes, net	-	(14,876)	2,705	-	(7,422)	(6,370)	(25,963)
(Gain) loss on sale of fixed assets and investments	-	(12)	(115)	-	455	-	328
Compensation expense related to stock options	-	6,220	-	-	-	-	6,220
Investments in equity method investees, net	-	22,816	-	-	(4,234)	-	18,582
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(15,829)	-	(24,873)	-	(40,702)
Inventories	-	-	(12,488)	-	(59,019)	15,334	(56,173)
Prepaid expenses and other current and non-current assets	-	(19,210)	(9,435)	(6,047)	70,411	(132)	35,587
Accounts receivable from / payable to related parties	8,547	(76,649)	52,601	28,490	(80,161)	65,697	(1,475)
Accounts payable, accrued expenses and other current and non-current liabilities	(7,273)	3,603	19,261	(921)	(115,523)	1,182	(99,671)
Income tax payable	616	(923)	-	(13,065)	50,431	25,190	62,249
Net cash provided by (used in) operating activities	2,971	29,397	37,173	(11,596)	286,106	(28,633)	315,418

Investing Activities:
Purchases of property, plant and equipment	-	(14)	(13,577)	-	(139,502)	5,736	(147,357)
Proceeds from sale of property, plant and equipment	-	17	180	-	1,130	-	1,327
Disbursement of loans to related parties	-	(22,515)	-	83,644	-	(61,129)	-
Acquisitions and investments, net of cash acquired, and purchases of intangible assets	-	(23,152)	(1,424)	-	(69,095)	21,457	(72,214)
Proceeds from divestitures	-	-	-	-	1,036	-	1,036
Net cash provided by (used in) investing activities	-	(45,664)	(14,821)	83,644	(206,431)	(33,936)	(217,208)

Financing Activities:
Short-term borrowings, net	-	4,226	(22,794)	-	25,607	-	7,039
Long-term debt and capital lease obligations, net	(2,972)	-	-	1,659,914	(1,750,388)	61,129	(32,317)
Increase (decrease) of accounts receivable securitization program	-	-	-	(1,731,962)	1,569,962	-	(162,000)
Proceeds from exercise of stock options	-	4,113	-	-	522	-	4,635
Capital increase (decrease)	-	-	-	-	(1,359)	1,359	-
Distributions to noncontrolling interest	-	-	-	-	(72,619)	-	(72,619)
Contributions from noncontrolling interest	-	-	-	-	8,795	-	8,795
Net cash provided by (used in) financing activities	(2,972)	8,339	(22,794)	(72,048)	(219,480)	62,488	(246,467)

Effect of exchange rate changes on cash and cash equivalents	-	8,461	(2)	-	(13,401)	-	(4,942)
Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	(1)	533	(444)	-	(153,206)	(81)	(153,199)
Cash and cash equivalents at beginning of period	1	78	501	-	686,457	1,003	688,040
Cash and cash equivalents at end of period	$0	$611	$57	$-	$533,251	$922	$534,841

	For the three months ended March 31, 2012
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$461,804	$-	$3,499,979	$(713,028)	$3,248,755
Cost of revenue	-	-	286,678	-	2,602,115	(709,547)	2,179,246
Gross profit	-	-	175,126	-	897,864	(3,481)	1,069,509
Operating expenses (income):
Selling, general and administrative (1)	-	(20,246)	53,688	(38,375)	505,891	37,063	538,021
Research and development	-	-	17,375	-	11,147	-	28,522
Operating (loss) income	-	20,246	104,063	38,375	380,826	(40,544)	502,966
Other (income) expense:
Investment gain	-	-	-	-	(126,685)	-	(126,685)
Interest, net	(1,706)	45,657	1,005	31,069	22,855	-	98,880
Other, net	-	(437,325)	67,879	(292,855)	-	662,301	-
Income (loss) before income taxes	1,706	411,914	35,179	300,161	484,656	(702,845)	530,771
Income tax expense (benefit)	639	41,416	29,953	2,882	142,348	(80,161)	137,077
Net Income (loss)	1,067	370,498	5,226	297,279	342,308	(622,684)	393,694
Net Income attributable to noncontrolling interests	-	-	-	-	-	23,196	23,196
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$1,067	$370,498	$5,226	$297,279	$342,308	$(645,880)	$370,498

(1) Selling, general and administrative is presented net of Gain on Sale of dialysis clinics and net of income from equity method investees.

	For the three months ended March 31, 2012
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH

Net Income	$1,067	$370,498	$5,226	$297,279	$342,308	$(622,684)	$393,694
Gain (loss) related to cash flow hedges	-	(22,327)	(9)	11,725	6,328	-	(4,283)
Actuarial gain (loss) on defined benefit pension plans	-	8	94	4,268	3	-	4,373
Gain (loss) related to foreign currency translation	-	(3,253)	6,346	-	121,307	(3,604)	120,796
Income tax (expense) benefit related to components of other comprehensive income	-	8,141	(24)	(6,310)	(20,788)	-	(18,981)
Other comprehensive income (loss), net of tax	-	(17,431)	6,407	9,683	106,850	(3,604)	101,905
Total comprehensive income	$1,067	$353,067	$11,633	$306,962	$449,158	$(626,288)	$495,599
Comprehensive income attributable to noncontrolling interests	-	-	-	-	-	24,037	24,037
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	$1,067	$353,067	$11,633	$306,962	$449,158	$(650,325)	$471,562

	For the three months ended March 31, 2012
	Issuer	Guarantors			Non-Guarantor Subsidiaries
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH		Combining Adjustment		Combined Total

Operating Activities:
Net income (loss)	$1,067	$370,498	$5,226	$297,279	$342,308	$(622,684)	$393,694
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(313,741)	-	(292,855)	-	606,596	-
Depreciation and amortization	-	85	11,692	-	138,709	(7,112)	143,374
Change in deferred taxes, net	-	9,671	1,852	-	16,810	(495)	27,838
(Gain) loss on sale of fixed assets and investments	-	(33)	92	-	(8,808)	-	(8,749)
Investment (gain)	-	-	-	-	(126,685)	-	(126,685)
Compensation expense related to stock options	-	6,546	-	-	-	-	6,546
Cash outflow from hedging	-	-	-	-	(15,578)	-	(15,578)
Investments in equity method investees, net	-	37,190	-	-	(4,765)	-	32,425
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(2,162)	-	(102,239)	-	(104,401)
Inventories	-	-	(30,891)	-	(871)	2,910	(28,852)
Prepaid expenses and other current and non-current assets	-	139,972	(18,058)	(35,608)	52,450	176	138,932
Accounts receivable from / payable to related parties	4,829	(244,469)	12,092	(8,660)	206,929	3,161	(26,118)
Accounts payable, accrued expenses and other current and non-current liabilities	(7,273)	3,778	31,404	658	2,327	(342)	30,552
Income tax payable	639	(5,634)	-	2,882	47,874	(27,562)	18,199
Net cash provided by (used in) operating activities	(738)	3,863	11,247	(36,304)	548,461	(45,352)	481,177

Investing Activities:
Purchases of property, plant and equipment	-	(153)	(10,412)	-	(122,015)	8,162	(124,418)
Proceeds from sale of property, plant and equipment	-	33	-	-	1,816	-	1,849
Disbursement of loans to related parties	-	(15,680)	46	53,715	(1,087,131)	1,049,050	-
Acquisitions and investments, net of cash acquired, and purchases of intangible assets	-	(1,637,673)	(183)	-	(1,702,618)	1,637,672	(1,702,802)
Proceeds from divestitures	-	-	-	-	176,721	-	176,721
Net cash provided by (used in) investing activities	-	(1,653,473)	(10,549)	53,715	(2,733,227)	2,694,884	(1,648,650)

Financing Activities:
Short-term borrowings, net	-	(13,837)	(498)	50,000	(58,862)	-	(23,197)
Long-term debt and capital lease obligations, net	738	1,668,422	-	(67,411)	1,110,476	(1,049,050)	1,663,175
Increase (decrease) of accounts receivable securitization program	-	-	-	-	(333,250)	-	(333,250)
Proceeds from exercise of stock options	-	3,771	-	-	583	-	4,354
Capital increase (decrease)	-	-	-	-	1,600,482	(1,600,482)	-
Distributions to noncontrolling interest	-	-	-	-	(32,366)	-	(32,366)
Contributions from noncontrolling interest	-	-	-	-	5,350	-	5,350
Net cash provided by (used in) financing activities	738	1,658,356	(498)	(17,411)	2,292,413	(2,649,532)	1,284,066

Effect of exchange rate changes on cash and cash equivalents	-	(8,720)	7	-	15,052	-	6,339
Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	(0)	26	207	-	122,699	-	122,932
Cash and cash equivalents at beginning of period	-	2	144	-	457,146	-	457,292
Cash and cash equivalents at end of period	$(0)	$28	$351	$-	$579,845	$-	$580,224

	At December 31, 2012
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$1	$78	$501	$-	$686,457	$1,003	$688,040
Trade accounts receivable, less allowance for doubtful accounts	-	-	170,627	-	2,848,797	-	3,019,424
Accounts receivable from related parties	1,269,471	2,257,445	1,449,317	3,562,953	4,398,630	(12,800,007)	137,809
Inventories	-	-	271,039	-	885,613	(119,843)	1,036,809
Prepaid expenses and other current assets	-	72,022	27,693	167	837,152	727	937,761
Deferred taxes	-	-	-	-	311,280	(3,667)	307,613
Total current assets	1,269,472	2,329,545	1,919,177	3,563,120	9,967,929	(12,921,787)	6,127,456

Property, plant and equipment, net	-	611	206,873	-	2,856,000	(122,881)	2,940,603
Intangible assets	-	584	67,874	-	641,714	(56)	710,116
Goodwill	-	-	54,848	-	11,367,041	-	11,421,889
Deferred taxes	-	51,111	10,123	-	131,452	(58,933)	133,753
Other assets and notes receivables (1)	-	12,675,998	650,255	11,766,104	(4,751,531)	(19,348,645)	992,181
Total assets	$1,269,472	$15,057,849	$2,909,150	$15,329,224	$20,212,605	$(32,452,302)	$22,325,998

Current liabilities:
Accounts payable	$-	$1,935	$41,114	$-	$579,245	$-	$622,294
Accounts payable to related parties	-	2,234,205	491,525	1,598,852	8,663,240	(12,864,472)	123,350
Accrued expenses and other current liabilities	29,771	27,530	102,728	3,157	1,611,997	12,288	1,787,471
Short-term borrowings	-	38	-	-	117,812	-	117,850
Short-term borrowings from related parties	-	-	-	-	3,973	-	3,973
Current portion of long-term debt and capital lease obligations	-	207,160	-	100,000	27,587	-	334,747
Income tax payable	-	130,636	-	-	19,367	-	150,003
Deferred taxes	-	-	8,126	-	61,774	(41,219)	30,303
Total current liabilities	29,771	2,603,126	643,493	1,702,009	11,084,995	(12,893,403)	3,169,991

Long term debt and capital lease obligations, less current portion	1,172,397	285,049	-	2,559,340	7,020,190	(3,251,236)	7,785,740
Long term borrowings from related parties	-	3,212,455	657,284	2,019,925	64,530	(5,898,020)	56,174
Other liabilities	-	6,696	12,679	110,637	130,634	33,923	294,569
Pension liabilities	-	7,753	202,219	-	213,389	-	423,361
Income tax payable	2,113	264	-	-	52,684	146,581	201,642
Deferred taxes	-	-	-	-	685,158	(21,157)	664,001
Total liabilities	1,204,281	6,115,343	1,515,675	6,391,911	19,251,580	(21,883,312)	12,595,478

Noncontrolling interests subject to put provisions	-	-	-	-	523,260	-	523,260
Total FMC-AG & Co. KGaA shareholders' equity	65,191	8,942,506	1,393,475	8,937,313	173,011	(10,568,990)	8,942,506
Noncontrolling interests not subject to put provisions	-	-	-	-	264,754	-	264,754
Total equity	65,191	8,942,506	1,393,475	8,937,313	437,765	(10,568,990)	9,207,260
Total liabilities and equity	$1,269,472	$15,057,849	$2,909,150	$15,329,224	$20,212,605	$(32,452,302)	$22,325,998

(1) Other Assets and notes receivables are presented net of investment in equity method investees.